Other Long-Term Liabilities - Schedule of Fair Value Payment Schedule by Project (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	$ 4,652,294
First Guayabales Option [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	1,425,561	[1]
Other mining concessions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	328,559	[2]
Land acquisitions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	2,898,174	[3]
Less than 1 year [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	2,470,585
Less than 1 year [Member] | First Guayabales Option [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	1,425,561	[1]
Less than 1 year [Member] | Other mining concessions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	171,542	[2]
Less than 1 year [Member] | Land acquisitions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	873,482	[3]
Year 2 [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	954,718
Year 2 [Member] | First Guayabales Option [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project		[1]
Year 2 [Member] | Other mining concessions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	157,017	[2]
Year 2 [Member] | Land acquisitions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	797,701	[3]
Year 3 [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	728,313
Year 3 [Member] | First Guayabales Option [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project		[1]
Year 3 [Member] | Other mining concessions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project		[2]
Year 3 [Member] | Land acquisitions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	728,313	[3]
Year 4 [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	498,678
Year 4 [Member] | First Guayabales Option [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project		[1]
Year 4 [Member] | Other mining concessions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project		[2]
Year 4 [Member] | Land acquisitions [Member]
Schedule of Fair Value Payment Schedule by Project [Line Items]
Fair Value – Payment schedule by Project	$ 498,678	[3]

[1]	First Guayabales Option On June 23, 2025, the Company has recognized a financial liability as a result of the exercise of its option to acquire the mining concession contract under the First Guayabales Option. The present value of the total consideration owing to the optionor under the terms of the amended First Guayabales option agreement of $9,833,334 has been adjusted to reflect the time value of money using a discount rate of 9.25% over a period from 2025 to 2027 resulting in the recognition of a mining concession contract of $9,328,931 and a corresponding financial liability (See Note 9 (a)). In December 2025, pursuant to the terms of an addendum, the Company elected to accelerate the payment of the remaining balance. Of the remaining balance of $3,533,334 (See Note 9 (a)), a payment of $588,889 was made on December 20, 2025, in accordance with the original payment schedule. Subsequently, the Company elected to further accelerate the settlement of the remaining balance. Accordingly, an additional payment of $1,444,445 was made on December 30, 2025, and the final balance of $1,500,000 was paid on January 26, 2026. Upon completion of these payments, the total outstanding obligation under the agreement was fully settled. As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $1,425,561.
[2]	Other Mining Concessions On July 16, 2025, the Company has recognized a financial liability as a result of the acquisition of a mining concession under a two-year term for a total consideration of $750,000. The present value of the total consideration owing to the seller under the terms of the agreement of $750,000 has been adjusted to reflect the time value of money using a discount rate of 9.25% over a period from 2025 to 2027 resulting in the recognition of a mining concession of $703,401 and a corresponding financial liability (See Note 14). The total amount of $750,000 will be paid as follows: ● An initial instalment of $375,000 was paid in July 2025, and ● Annual instalments of $187,500 to be paid in 2026 and 2027. As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $328,559.
[3]	Lands On September 18, 2025, the Company has recognized a financial liability as a result of the acquisition of land under a four-year term agreement for a total consideration of $6,000,000. The present value of the total consideration owing to the seller under the terms of the agreement of $6,000,000 has been adjusted to reflect the time value of money using a discount rate of 9.50% over a period from 2025 to 2029 resulting in the recognition of a property, plant and equipment of $5,307,846 and a corresponding financial liability (See Note 8 (a)). The total amount of US$6,000,000 will be paid as follows: ● An initial total instalment of $2,250,000 was paid in October 2025, and ● Annual instalments of $937,500 to be paid from 2026 to 2029. As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $2,898,175.